Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past-Due Financial Assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 4,808,621	¥ 4,947,258
Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	102,779	90,868
30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	34,329	39,946
90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	68,450	50,922
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,074,343	2,070,449
Consumer borrowers | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	9,068	8,452
Consumer borrowers | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,150	3,994
Consumer borrowers | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,918	4,458
Consumer borrowers | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,960,136	1,947,461
Consumer borrowers | Real estate loans | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	5,317	4,242
Consumer borrowers | Real estate loans | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,505	2,064
Consumer borrowers | Real estate loans | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,812	2,178
Consumer borrowers | Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	69,436	72,353
Consumer borrowers | Card loans | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Consumer borrowers | Card loans | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Consumer borrowers | Card loans | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Consumer borrowers | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	44,771	50,635
Consumer borrowers | Other | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,751	4,210
Consumer borrowers | Other | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,645	1,930
Consumer borrowers | Other | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,106	2,280
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,437,743	1,469,857
Corporate borrowers | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	51,026	40,045
Corporate borrowers | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	8,845	12,576
Corporate borrowers | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	42,181	27,469
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	204,154	145,286
Corporate borrowers | Non-recourse Loans | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	67,289	50,263
Corporate borrowers | Non-recourse Loans | The Americas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,386	3,628
Corporate borrowers | Non-recourse Loans | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 30-89 days past-due | The Americas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	2,502
Corporate borrowers | Non-recourse Loans | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 90 days or more past-due | The Americas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,386	1,126
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	365,259	334,506
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	260	228
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	65,128	59,759
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	28,141	18,699
Corporate borrowers | Other than non-recourse loans | Real estate companies | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	151	113
Corporate borrowers | Other than non-recourse loans | Real estate companies | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	136	1,080
Corporate borrowers | Other than non-recourse loans | Real estate companies | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	109	115
Corporate borrowers | Other than non-recourse loans | Real estate companies | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	28,005	17,619
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	195,441	180,896
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,461	2,021
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	540,472	699,147
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	16,778	15,469
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,305	1,666
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	6,253	7,215
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	156	355
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	10,525	8,254
Loans to Equity Method Investees
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	137,187	251,929
Loans to Equity Method Investees | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Loans to Equity Method Investees | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Loans to Equity Method Investees | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,159,348	1,155,023
Net investment in leases | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	42,685	42,371
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	613,408	624,094
Net investment in leases | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	6,819	6,897
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	545,940	530,929
Net investment in leases | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	35,866	35,474
Net investment in leases | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	21,334	23,376
Net investment in leases | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,639	2,525
Net investment in leases | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	18,695	20,851
Net investment in leases | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	21,351	18,995
Net investment in leases | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,180	4,372
Net investment in leases | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 17,171	¥ 14,623